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                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended: 6/30/03
                                               -------

Check here if Amendment [ ]; Amendment Number:
                                              --------

     This Amendment (Check only one.): [ ] is a restatement.

                                       [X] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:  Income Research & Management, Inc.
       ----------------------------------

Address:  Two International Place
          -----------------------

          23rd floor
          -----------------------

          Boston, MA 02110-4106
          -----------------------


Form l3F File Number: 28-10329
                      --------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:  Christina Gaughran
       --------------------------

Title: Assistant Vice President
       --------------------------

Phone: (617) 330-9333
       --------------------------



Signature, Place, and Date of Signing:



Christina Gaughran          Boston, MA             7/22/2003
------------------        -------------            ---------
   {Signature]            [City, State]             [Date]



Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:    0
                                  ---------

Form 13F Information Table Entry Total:    64
                                       ----------

Form 13F Information Table Value Total:  392,394
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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
COLUMN 1                    COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
NAME OF ISSUER              TITLE OF CLASS      CUSIP      MARKET   SHRS OR    SH/   PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                          X($1000)  PRN AMT    PRN   CALL DISCRETION  MANAGERS   -----------------
                                                                                                                SOLE  SHARED  NONE
AOL TIME WARNER             COM               00184A105      486      30500     SH           SOLE       NONE                  NONE
JOHNSON & JOHNSON           SDCV              02261WAB5     5244       7360    PRN   PUT     SOLE       NONE                  NONE
AOL TIME WARNER             NOTE 12/0         02364JAC8     36271     59707    PRN   PUT     SOLE       NONE                  NONE
AMERICAN INTL GROUP         DBCV 11/0         026874AP2     34963     53320    PRN   PUT     SOLE       NONE                  NONE
AMGEN INC                   NOTE 3/0          031162AE0     5740       7365    PRN   PUT     SOLE       NONE                  NONE
AVON PRODUCTS               Note 7/1          054303AP7     9986      18775    PRN   PUT     SOLE       NONE                  NONE
BERKSHIRE H.                CL A               84670108      508        7       SH           SOLE       NONE                  NONE
BOEING                      COM                97023105      622      18000     SH           SOLE       NONE                  NONE
CSX CORP                    DBCV 10/3         126408GA5     2789       3325    PRN   PUT     SOLE       NONE                  NONE
CENDANT                     COM               151313103      148       8000     SH           SOLE       NONE                  NONE
CENDANT                     DEBT 2/1          151313AF0     2402       3500    PRN   PUT     SOLE       NONE                  NONE
CITIGROUP                   COM               172967101     1076      25000     SH           SOLE       NONE                  NONE
CORNING                     COM               219350105      73       10000     SH           SOLE       NONE                  NONE
COUNTRYWIDE CREDIT          LYON ZERO         222372AD6     10228     11325    PRN   PUT     SOLE       NONE                  NONE
COUNTRYWIDE CREDIT          LYON ZERO         222372AE4     1445       1600    PRN   PUT     SOLE       NONE                  NONE
COX COMMUNICATIONS-PCS      SDEB 0.426 4/1    224044AX5     16579     33390    PRN   PUT     SOLE       NONE                  NONE
DEVON ENERGY-CHV            DEB 4.95 8/1      25179MAB9     8527       8150    PRN           SOLE       NONE                  NONE
DIAMOND OFFSHORE DRILLING   SR DB CV 144A     25271CAD4     1888       2000    PRN   PUT     SOLE       NONE                  NONE
DIAMOND OFFSHORE DRILLING   SUB DB CONV       25271CAE2     1699       1800    PRN   PUT     SOLE       NONE                  NONE
EOP OPERATING LP            Note 7.250%11/1   268766BR2     3219       3000    PRN           SOLE       NONE                  NONE
ELEC DATA SYS               SR NT CV ZERO     285661AB0     9929      12450    PRN   PUT     SOLE       NONE                  NONE
ENTERCOM COMM               CL A              293639100      345       7000     SH           SOLE       NONE                  NONE
FIRST DATA CORP             SR CV DBT SEC     319963AD6     4507       4000    PRN   PUT     SOLE       NONE                  NONE
FORD                        COM               345370860      552      50000     SH           SOLE       NONE                  NONE
GENERAL MOTORS (sh)         DEB SR CONV B     370442733     12900    575900     SH   PUT     SOLE       NONE                  NONE
HCC INSURANCE               NT CONV           404132AA0     2770       2500    PRN   PUT     SOLE       NONE                  NONE
HEWLETT PACKARD             SBLYON 144A       428236AA1      936       1675    PRN           SOLE       NONE                  NONE
HEWLETT PACKARD             SB LYON ZERO      428236AC7     3009       5385    PRN           SOLE       NONE                  NONE
HORACE MANN EDUCATORS       NOTE 1.425% 5/1   440327AG9      474       1000    PRN   PUT     SOLE       NONE                  NONE
INTL PAPER                  DBCV 6/2          460146BM4     2700       5000    PRN   PUT     SOLE       NONE                  NONE
RUSSELL 2000                COM               464287655      240       2700     SH           SOLE       NONE                  NONE
LEGG MASON                  NOTE 6/0          524901AG0     1896       3400    PRN   PUT     SOLE       NONE                  NONE
LOEWS-DO                    Note 3.125% 9/1   540424AL2     10375     10830    PRN           SOLE       NONE                  NONE
LOWES COMPANIES             NOTE 2/1          548661CF2     8498      11330    PRN   PUT     SOLE       NONE                  NONE
MARSH MACLEN                COM               571748102     2235      43500     SH           SOLE       NONE                  NONE
MATTEL                      COM               577081102      173       9152     SH           SOLE       NONE                  NONE
MEDTRONIC INC               CONV DEB 144A     585055AA4     8034       7675    PRN   PUT     SOLE       NONE                  NONE
MEDTRONIC INC               CONV DEB 144A     585055AB2     5496       5250    PRN   PUT     SOLE       NONE                  NONE
MERCK                       COM               589331107      667      11000     SH           SOLE       NONE                  NONE
MERRILL LYNCH               LYON ZERO         590188A65     49268     91120    PRN   PUT     SOLE       NONE                  NONE
MERRILL-KR                  MTNF 1% 2/1       59018SZ23     4077       4175    PRN           SOLE       NONE                  NONE
MILACRON INC                COM               598709103      56       11000     SH           SOLE       NONE                  NONE
MOTOROLA                    COM               620076109      297      31600     SH           SOLE       NONE                  NONE
NORTHROP                    COM               666807102      552       6400     SH           SOLE       NONE                  NONE
PMI GROUP INC               DBCV 2.5% 7/1     69344MAE1     1038       1000    PRN   PUT     SOLE       NONE                  NONE
QWEST COMMUNICATIONS        COM               749121109      87       18000     SH           SOLE       NONE                  NONE
RAYMOND JAMES               COM               754730109      251       7594     SH           SOLE       NONE                  NONE
RITE AID                    COM               767754104      146      32925     SH           SOLE       NONE                  NONE
SOLECTRON                   COM               834182107      57       15500     SH           SOLE       NONE                  NONE
SUN MICROSYSTEMS            COM               866810104      80       17000     SH           SOLE       NONE                  NONE
THERMO ELECTRON CORP        COM               883556102      233      11000     SH           SOLE       NONE                  NONE
THERMO EL-THI               SUB DB CONV       883556AH5     1530       1500    PRN           SOLE       NONE                  NONE
THERMO EL-TKN               SDCV 3.250%11/0   883556AJ1     1900       1950    PRN           SOLE       NONE                  NONE
TRAVELERS (sh)              NT CV JR 2032     89420G307     13824    575500     SH           SOLE       NONE                  NONE
TRI CONTINENTAL             COM               895436103      83        5606     SH           SOLE       NONE                  NONE
TYCO                        COM               902124106      315      16550     SH           SOLE       NONE                  NONE
TYCO                        LYON ZRO 144A     902124AA4     2066       2700    PRN   PUT     SOLE       NONE                  NONE
TYCO                        LYON ZERO         902124AC0      574       750     PRN   PUT     SOLE       NONE                  NONE
UPS                         NOTE 1.75% 9/2    911312AB2     13100     13000    PRN           SOLE       NONE                  NONE
VERIZON GLOBAL              NOTE 5/1          92344GAN6     72710    121100    PRN   PUT     SOLE       NONE                  NONE
VERIZON GLOBAL              DB CV ZRO 144A    92344GAP1     3098       5160    PRN   PUT     SOLE       NONE                  NONE
WACHOVIA CORP               COM               929903102      263       6500     SH           SOLE       NONE                  NONE
WASTE MANAGEMENT            COM               94106L109      482      20000     SH           SOLE       NONE                  NONE
XL CAPITAL                  DBCV 5/2          98372PAB4     6682      10450    PRN   PUT     SOLE       NONE                  NONE
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